Audit Information	12 Months Ended
Sep. 30, 2025
Auditor [Table]
Auditor Name	Assentsure PAC
Auditor Firm ID	6783
Auditor Location	Singapore
Auditor Opinion [Text Block]

Opinion on the Financial Statements

We have audited the accompanying consolidated balance sheet of Golden Heaven Group Holdings Ltd. (the “Company”) as of September 30, 2025 and 2024, the related consolidated statements of operations and comprehensive income, changes in equity, and cash flows for each of the three years in period ended September 30, 2025, and the related notes (collectively referred to as the “Financial Statements”). In our opinion, the financial statements present fairly, in all material respects, the consolidated financial position of the Company as of September 30, 2025 and 2024, and the consolidated results of its operations and its cash flows for each of the three years in the period ended September 30, 2025, in conformity with accounting principles generally accepted in the United States of America (“US GAAP”).